BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2019
BASIS OF PREPARATION
BASIS OF PREPARATION

NOTE 1 — BASIS OF PREPARATION

The unaudited general purpose financial statements of Sundance Energy Australia Limited (“SEAL”) and its wholly owned subsidiaries, (collectively, the “Company”, “Consolidated Group” or “Group”), for the interim half‐year reporting period ended 30 June 2019 have been prepared in accordance with the Corporations Act 2001 and Australian Accounting Standards Board (“AASB”) 134 Interim Financial Reporting. These condensed consolidated financial statements comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements as at 31 December 2018 and any public announcements made by the Company during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies and methods of computation that are discussed in Note 1 of the Company’s 31 December 2018 annual financial statements have been consistently applied to the half‐year reporting period ended 30 June 2019 except as described below.

On 1 January 2019, the Company adopted AASB 16/IFRS 16 - Leases.  The objective of the new standard is to increase transparency and comparability among entities by recognizing lease assets and liabilities on the statement of financial position and providing relevant information about the leasing arrangements.  The Company operates predominantly as a lessee. To meet the standard’s objective, a lessee applies a single comprehensive model to recognize assets and liabilities arising from a lease on the statement of financial position, and depreciation on the right-of-use asset together with interest on the lease liability on the statement of profit or loss and other comprehensive income (loss). The standard was required to be adopted by the Company using either the full retrospective approach, with all the prior periods presented adjusted, or the cumulative catch-up approach, which allows the presentation of previous comparative periods to remain unchanged, and an adjustment to the opening balance of retained earnings at 1 January 2019 to be made for the difference between the right-of-use asset and liability recorded. The Company elected the cumulative catch-up approach.  Adoption of the standard resulted in the recognition of additional lease right-of-use assets and lease liabilities on the condensed consolidated statement of financial position, reclassification of certain costs on the condensed consolidated statement of cash flows from operating or investing activities to financing activities, as well as additional disclosures. The adoption did not have a material impact to the Company’s condensed consolidated statements of profit or loss and other comprehensive income (loss).  Refer to Note 9 for further information on the Company’s implementation of this standard.

The condensed consolidated financial statements and accompanying notes are presented in U.S. dollars and all values are rounded to  the nearest thousand (US$’000), except where stated otherwise.  Certain prior period balances on the condensed consolidated statements of profit or loss and other comprehensive loss have been reclassified to conform to current year presentation.  Such reclassifications had no impact on loss attributable to owners of the Company.